INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforwards	$ 2,538,400	$ 1,660,200
Operating Loss Carryforwards, Expiration Dates	beginning in 2024 through 2031
Capital loss carryforwards	630,100	630,100
Capital Loss Carryforwards Expiration Dates	between 2015 and 2016
Unrecognized Tax Benefits	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0	0
Valuation Allowance, Amount	1,055,462	438,100
State and Local Jurisdiction [Member]
Net operating loss carryforwards	6,680,000	4,369,000
Foreign Tax Authority [Member]
Net operating loss carryforwards	1,073,000	272,000
Beginning 2015 To 2016 [Member]
Capital loss carryforwards	$ 1,658,000